Other Income (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Other Income [Abstract]
Summary of Other Income
	For the year ended March 31
Particulars	2019	2020	2021
Government grant received	—	—	1,167
Gain on disposal of an equity-accounted investee	—	700	—
Excess provision written back	167	363	593
Net gain on disposal of property, plant and equipment	53	—	—
Gain on lease modification	—	—	1,912
Total	220	1,063	3,672